Commitments and Contingencies - Legal Proceedings (Details) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 16, 2014 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2016 USD ($) state	Sep. 30, 2016 USD ($)
Pending Litigation | Gas Index Pricing Litigation
Loss Contingencies [Line Items]
Number of states in which entity operates | state				3
Pending Litigation | Illinova Generating Company Arbitration | Illinova Generating Company
Loss Contingencies [Line Items]
Payments for legal settlements			$ 17.0
Pending Litigation | Advatech Dispute
Loss Contingencies [Line Items]
Estimate of possible loss					$ 81.0
Contract termination liability				$ 0.5
Demobilization costs				0.7
Judicial Ruling | Illinova Generating Company Arbitration | Illinova Generating Company
Loss Contingencies [Line Items]
Damages awarded	$ 2.5	$ 17.0
Gain related to legal settlement				$ 20.0